Business combination	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Business combination
Note 3. Business combination
Acquisition of CyTech:
On July 15, 2024, the Company completed the acquisition of 100% of Cyber Technology Services, Inc. (“CyTech”) shares, for a total consideration of $3,803. CyTech provide cybersecurity solutions, specializing in technical analysis, digital forensics, IT support, and intelligence operations. The purpose of the acquisition of CyTech in combination with forming Cellebrite Federal Solutions is to broaden the Company's business with U.S. federal customers. The acquisition was accounted for as a business combination.

The purchase price allocation for the acquisition has been determined as follows:

Amount
Net assets	$108
Facility clearance	1,396
Backlog	49
Customer relationship	365
Goodwill	1,885
Total	$3,803

Goodwill is primarily attributable to expected synergies arising from technology integration and expanded product availability to the Company’s existing and new customers. Goodwill is deductible for income tax purpose.

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful life in years
Facility clearance	1,396	15
Backlog	49	1.5
Customer relationship	365	12
Total identifiable intangible assets	$1,810

During the year ended December 31, 2024, the Company recorded amortization expenses of $72 related to the acquired intangible assets.
Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated financial statements.